Client deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Client Deposits
Financial liabilities at amortized cost		R$ 489,953,489	R$ 468,961,069	R$ 445,813,972
Total		489,953,489	468,961,069	445,813,972
Demand deposits
Current accounts	[1]	26,607,407	41,742,247	35,550,105
Savings accounts		60,170,586	65,248,913	62,210,443
Time deposits		339,943,008	280,955,456	269,929,085
Repurchase agreements		63,232,488	81,014,453	78,124,340
Of which:
Backed operations with Private Securities	[2]	17,309,369	20,103,099	14,944,250
Backed operations with Government Securities		45,923,119	60,911,354	63,180,090
Total		R$ 489,953,489	R$ 468,961,069	R$ 445,813,972

[1]	Non-remunerated accounts.
[2]	Refer basically to repurchase agreements backed by own debentures.